AMERICAN SKANDIA TRUST
                                                             One Corporate Drive
                                                      Shelton, Connecticut 06484
                                                        TELEPHONE (203) 926-1888
                                                        FACSIMILE (203) 926-8981

                                                                     May 2, 2000


VIA EDGAR SUBMISSION

Filing Desk

Securities & Exchange Commission
450 Fifth Street
Judiciary Plaza

Washington, D.C. 20549

         Re: Certification Filing on behalf of American Skandia Trust Pursuant to Rule 497(j)
                  Registration No. 33-24962
                  Investment Company Act No. 811-5186
                  CIK # 814679
                  -------------------------------------------------

Dear Sir/Madam:

         We hereby certify, pursuant to paragraph (j) of Rule 497, that: (1) the form of Prospectus and Statement of Additional Information of American Skandia Trust ("AST") that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the AST registration statement (Post-Effective Amendment No. 35); and (2) the text of Post-Effective Amendment No. 35 to the AST Registration
Statement was filed electronically with the Securities and Exchange Commission on April 27, 2000.

         If you have any  questions,  please do not  hesitate  to  contact me at
(203) 944-5478. Thank you for your attention.

                                                              Sincerely,


                                                              /s/ Eric C. Freed
                                                              Eric C. Freed
                                                              Secretary


cc:  Ronald A. Holinsky, Esq.
     Robert K. Fulton, Esq.